Consolidated Balance Sheet [Parenthetical] (BRL) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Fair value of Held-to-maturity securities (in reais)	3,110	2,124
Common shares, no par value	0	0
Common shares, authorized	3,300,000,000	3,300,000,000
Common shares, issued	2,289,286,475	2,289,286,475
Preferred shares, no par value	0	0
Preferred shares, authorized	3,300,000,000	3,300,000,000
Preferred shares, issued	2,281,649,744	2,281,649,744
Preferred shares
Treasury shares, shares	26,566,015	43,588,307
Common shares
Treasury shares, shares	1,502,202	2,202